SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	$ (24,693)	¥ (180,240)	¥ (516,202)	¥ (567,270)
Net cash used in investing activities	63,051	460,228	351,294	351,628
Net cash used in financing activities				(52,765)
Effect of foreign currency exchange rate changes on cash	(1,633)	(11,922)	20,092	138,795
Net increase/(decrease) in cash and restricted cash	36,725	268,066	(144,816)	(129,612)
Cash and restricted cash at the beginning of the year	52,395	382,449	527,265	656,877
Cash and restricted cash at the end of the year	$ 89,120	650,515	382,449	527,265
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities		115,285	(133,979)	(290,137)
Net cash used in investing activities		(486)	(569,407)	(335,194)
Net cash used in financing activities				(47,474)
Effect of foreign currency exchange rate changes on cash		2,713	31,168	73,275
Net increase/(decrease) in cash and restricted cash		117,512	(672,218)	(599,530)
Cash and restricted cash at the beginning of the year		105,997	778,215	1,377,745
Cash and restricted cash at the end of the year		¥ 223,509	¥ 105,997	¥ 778,215